Property, plant and equipment and intangible assets	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

6 Property, plant and equipment and intangible assets

(in USD million)	Property, plant and equipment	Intangible assets

Balance at 31 December 2017	63,637	8,621
Additions through business combinations	3,745	773
Additions	4,280	936
Transfers	87	(87)
Disposals and reclassifications	0	(128)
Expensed exploration expenditures and impairment losses	-	(280)
Depreciation, amortisation and net impairment losses	(4,193)	(5)
Effect of foreign currency translation adjustments	(58)	(31)

Balance at 30 June 2018	67,498	9,798

Equinor’s Block 2 Exploration License in Tanzania was formally due to expire in June 2018, but based on communication with the applicable Tanzanian authorities, continues to be in operation while the process related to the grant of a new exploration licence to the existing licensees for the block is ongoing. The Block 2 asset remains capitalised within Intangible assets in the E&P International segment as of 30 June 2018.

Impairments/reversal of impairments

For information on impairment losses and reversals per reporting segment see note 2 Segments.

First half 2018	Property, plant and equipment	Intangible assets	Total
(in USD million)

Producing and development assets	(515)	237	(278)
Acquisition costs related to oil and gas prospects	-	16	16

Total net impairment losses (reversals) recognised	(515)	253	(262)

The impairment charges have been recognised in the Consolidated statement of income as depreciation, amortisation and net impairment losses and exploration expenses based on the impaired assets’ nature of property, plant and equipment and intangible assets, respectively.

The recoverable amounts of the impairments and impairment reversals in the second quarter of 2018 were mainly based on value in use.

Value in Use estimates and discounted cash flows used to determine the recoverable amount of assets tested for impairment are based on internal forecasts on costs, production profiles and commodity prices. The price assumptions in the second quarter of 2018 were as follows (price assumptions used in the fourth quarter of 2017 are indicated in brackets):

Year Prices in real terms 1)	2018		2020		2025		2030

Brent Blend (USD/bbl)	74	(63)	75	(70)	77	(80)	80	(84)
NBP (USD/mmBtu)	7.9	(6.9)	6.8	(6.8)	8.0	(8.4)	8.0	(8.4)
Henry Hub (USD/mmBtu)	2.9	(3.0)	3.0	(3.7)	4.0	(4.2)	4.0	(4.2)
1) Basis year 2018